Income Taxes - Summary of Loss Before Provision for Incomes Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (124,834)	$ (119,835)
Foreign	0	0
Total	$ (124,834)	$ (119,835)